INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2013, 2012 and 2011 the Company had the following participation in investments that are recorded using the equity method:

	2013	2012	2011
SFL West Polaris Limited	100.00%	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	—
SFL Linus Ltd	100.00%	—	—
Bluelot Shipping Company Limited	100.00%	100.00%	100.00
SFL Corte Real Limited	100.00%	100.00%	100.00

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets (1)	205,916	94,981	34,412	56,886	—	9,780	9,857
Non-current assets	1,516,033	432,755	458,558	429,720	195,000	—	—
Total assets	1,721,949	527,736	492,970	486,606	195,000	9,780	9,857
Current liabilities	159,847	85,240	38,337	29,101	—	3,523	3,646
Non-current liabilities (2)	1,521,115	418,554	451,384	453,860	197,317	—	—
Total liabilities	1,680,962	503,794	489,721	482,961	197,317	3,523	3,646
Total shareholders' equity	40,987	23,942	3,249	3,645	(2,317)	6,257	6,211

	As of December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets (1)	206,114	145,390	52,776	—	—	3,998	3,950
Non-current assets	1,482,687	994,390	488,297	—	—	—	—
Total assets	1,688,801	1,139,780	541,073	—	—	3,998	3,950
Current liabilities	868,850	828,712	40,138	—	—	—	—
Non-current liabilities (2)	587,060	160,050	427,010	—	—	—	—
Total liabilities	1,455,910	988,762	467,148	—	—	—	—
Total shareholders' equity	232,891	151,018	73,925	—	—	3,998	3,950

(1)
Bluelot and Corte Real current assets at December 31, 2013, include $6.1 million (2012: $3.8 million) and $6.0 million (2012: $3.8 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".

(2)
SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus non-current liabilities at December 31, 2013, include $115.2 million (2012: $154.9 million), $100.4 million (2012: $67.0 million), $120.1 million ( 2012: $nil) and $195.0 million (2012: $nil)) due to Ship Finance – see Note 23 "Related party transactions". In the year ended December 31, 2013, SFL Deepwater and SFL West Polaris paid dividends of $150.0 million (2012: $nil; 2011: $nil) and $73.0 million (2012: $nil; 2011: $nil), respectively.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	122,792	46,145	23,701	13,832	—	19,490	19,624
Net operating revenues	88,121	46,109	23,681	13,808	—	2,261	2,262
Net income (3)	28,200	17,747	2,324	3,645	(38)	2,261	2,261

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

	Year ended December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real	Rig Finance II
Operating revenues	155,514	76,586	46,771	14,499	14,108	3,550
Net operating revenues	130,311	76,583	46,767	1,731	1,686	3,544
Net income (3)	50,902	31,861	12,806	1,731	1,686	2,818

(3)
The net income of SFL Deepwater, SFL West Polaris and SFL Hercules in the year ended December 31, 2013, includes interest payable to Ship Finance amounting to $9.6 million (2012: $13.1 million; 2011: $13.1 million), $6.5 million (2012: $6.5 million; 2011: $6.5 million) and $3.5 million (2012: $nil; 2011: $nil), respectively - see Note 23 "Related party transactions".